Consolidated Balance Sheets - USD ($)	May 31, 2024	Nov. 30, 2023		Nov. 30, 2022
ASSETS
Cash and cash equivalents	$ 34,088,621	$ 31,109,882		$ 6,610,424
Restricted cash	1,399,888	1,488,120		1,579,534
Term deposits	2,930,800	2,930,630		1,534,336
Accounts receivable	508,938	169,067		946,342
Investments	3,250,404	2,818,152		1,686,705
Real estate inventories	190,339,535	186,692,599		196,951,361
Prepaid expenses	12,868,570	9,457,311		15,662,013
Property and equipment, net	7,281,898	11,039,774		10,002,143
Operating lease right-of-use assets	1,651,321	2,271,647		1,349,662
Other assets	8,300,091	8,399,765		7,022,878
TOTAL ASSETS	262,620,066	256,376,947		243,345,398
Liabilities:
Accounts and other payables	18,453,088	27,995,612		27,145,398
Bank and other borrowings	101,870,126	86,829,213		101,091,296
Income tax payables	8,687,925	12,764,215		17,233,749
Operating lease liabilities	1,947,966	2,421,408		1,337,506
Other liabilities	5,750,243	5,690,623		5,835,529
TOTAL LIABILITIES	136,709,348	135,701,071		152,643,478
Shareholders’ Equity
Common shares (196,000,000 shares authorized, 49,000,000 shares issued and outstanding as of May 31, 2024 and November 30, 2023, with no stated value)	469,439	469,439	[1]	469,439	[1]
Additional paid-in capital	6,627	6,627
Retained earnings	160,972,724	148,021,183		110,912,987
Accumulated other comprehensive loss	(35,538,072)	(27,821,373)		(20,680,506)
TOTAL SHAREHOLDERS’ EQUITY	125,910,718	120,675,876		90,701,920
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 262,620,066	$ 256,376,947		$ 243,345,398

[1]	Given effect of the Stock Split, see Note 8.